Property and equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment	$ 2,631	$ 2,911
UNITED STATES
IfrsStatementLineItems [Line Items]
Property and equipment	2,095	2,393
Europe country [member]
IfrsStatementLineItems [Line Items]
Property and equipment	324	212
Asia or pacific [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 212	$ 306